Deposits and Other Demand Liabilities and Time Deposits - Schedule of Deposits and Other Demand Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits And Other Demand Liabilities [abstract]
Checking accounts	$ 3,813,559	$ 4,664,214
Other deposits and demand accounts	1,410,626	2,556,021
Advance payments received from customers	22,028	38,199
Other demand liabilities	308,972	317,661
Totals	$ 5,555,185	$ 7,576,095